Trading assets and liabilities - Cash collateral - netted (Details 2) - CHF (SFr) SFr in Millions	Dec. 31, 2016	Dec. 31, 2015
Cash collateral - netted
Cash collateral paid	SFr 33,429	SFr 31,887
Cash collateral received	22,948	21,942
Cash collateral - not netted
Cash collateral paid	5,705	7,921
Cash collateral received	11,497	13,989
Bank
Cash collateral - netted
Cash collateral paid	33,615	32,127
Cash collateral received	23,007	22,027
Cash collateral - not netted
Cash collateral paid	5,701	7,987
Cash collateral received	SFr 11,497	SFr 13,991